American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
December 31, 2021

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.4%
Aerospace and Defense — 2.5%
BAE Systems plc	2,644,704	19,722,064
General Dynamics Corp.	122,279	25,491,503
		45,213,567
Airlines — 1.9%
Southwest Airlines Co.(1)	807,547	34,595,313
Auto Components — 2.0%
BorgWarner, Inc.	605,149	27,274,066
Bridgestone Corp.	203,900	8,753,967
		36,028,033
Automobiles — 0.5%
Honda Motor Co. Ltd., ADR	319,968	9,103,090
Banks — 5.4%
Commerce Bancshares, Inc.	46,037	3,164,583
First Hawaiian, Inc.	564,089	15,416,552
M&T Bank Corp.	142,460	21,879,007
Prosperity Bancshares, Inc.	260,084	18,804,073
Truist Financial Corp.	495,579	29,016,151
Westamerica Bancorporation	190,630	11,005,070
		99,285,436
Capital Markets — 7.1%
Ameriprise Financial, Inc.	63,860	19,264,008
Bank of New York Mellon Corp. (The)	609,969	35,426,999
Northern Trust Corp.	371,236	44,403,538
State Street Corp.	105,373	9,799,689
T. Rowe Price Group, Inc.	108,834	21,401,118
		130,295,352
Chemicals — 0.9%
Axalta Coating Systems Ltd.(1)	511,058	16,926,241
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	70,093	9,774,469
Communications Equipment — 1.6%
F5, Inc.(1)	78,947	19,319,120
Juniper Networks, Inc.	294,570	10,519,095
		29,838,215
Containers and Packaging — 3.2%
Amcor plc	579,798	6,963,374
Packaging Corp. of America	138,981	18,922,263
Sonoco Products Co.	563,238	32,605,848
		58,491,485
Electric Utilities — 4.9%
Edison International	536,070	36,586,778
Evergy, Inc.	191,363	13,129,415
Eversource Energy	141,381	12,862,843
Pinnacle West Capital Corp.	247,847	17,495,520
Xcel Energy, Inc.	126,853	8,587,948
		88,662,504
Electrical Equipment — 3.9%
Emerson Electric Co.	356,222	33,117,959

Hubbell, Inc.	49,539	10,317,488
nVent Electric plc	731,350	27,791,300
		71,226,747
Electronic Equipment, Instruments and Components — 0.3%
Corning, Inc.	126,667	4,715,812
Energy Equipment and Services — 1.1%
Baker Hughes Co.	793,561	19,093,078
Equity Real Estate Investment Trusts (REITs) — 6.8%
Equinix, Inc.	19,413	16,420,292
Essex Property Trust, Inc.	50,226	17,691,104
Healthcare Trust of America, Inc., Class A	594,796	19,860,238
Healthpeak Properties, Inc.	719,236	25,957,227
MGM Growth Properties LLC, Class A	485,322	19,825,404
Regency Centers Corp.	231,003	17,406,076
Weyerhaeuser Co.	157,078	6,468,472
		123,628,813
Food and Staples Retailing — 2.2%
Koninklijke Ahold Delhaize NV	757,976	26,010,959
Sysco Corp.	172,876	13,579,410
		39,590,369
Food Products — 5.1%
Conagra Brands, Inc.	1,099,560	37,549,974
General Mills, Inc.	209,958	14,146,970
J.M. Smucker Co. (The)	108,925	14,794,193
Kellogg Co.	184,235	11,868,419
Orkla ASA	1,423,756	14,271,101
		92,630,657
Gas Utilities — 1.6%
Atmos Energy Corp.	166,998	17,496,381
Spire, Inc.	183,747	11,983,979
		29,480,360
Health Care Equipment and Supplies — 5.8%
Becton Dickinson and Co.	79,341	19,952,675
Envista Holdings Corp.(1)	373,012	16,807,921
Koninklijke Philips NV	324,339	11,951,892
Zimmer Biomet Holdings, Inc.	453,533	57,616,832
		106,329,320
Health Care Providers and Services — 9.1%
AmerisourceBergen Corp.	97,338	12,935,247
Cardinal Health, Inc.	406,372	20,924,094
Centene Corp.(1)	162,009	13,349,542
Henry Schein, Inc.(1)	385,345	29,875,798
McKesson Corp.	113,416	28,191,815
Quest Diagnostics, Inc.	166,469	28,800,802
Universal Health Services, Inc., Class B	252,061	32,682,229
		166,759,527
Health Care Technology — 2.4%
Cerner Corp.	469,486	43,601,165
Hotels, Restaurants and Leisure — 1.5%
Cracker Barrel Old Country Store, Inc.	73,925	9,509,712
Sodexo SA	211,476	18,539,666
		28,049,378
Household Products — 1.1%
Kimberly-Clark Corp.	144,611	20,667,804

Insurance — 7.1%
Aflac, Inc.	549,778	32,101,538
Allstate Corp. (The)	172,663	20,313,802
Arthur J. Gallagher & Co.	41,515	7,043,850
Chubb Ltd.	147,820	28,575,084
Progressive Corp. (The)	98,158	10,075,919
Reinsurance Group of America, Inc.	279,564	30,609,462
		128,719,655
IT Services — 1.2%
Amdocs Ltd.	165,972	12,421,344
Euronet Worldwide, Inc.(1)	81,987	9,770,391
		22,191,735
Leisure Products — 0.7%
Polaris, Inc.	122,087	13,418,582
Machinery — 2.5%
Cummins, Inc.	39,356	8,585,118
IMI plc	52,736	1,243,725
Oshkosh Corp.	156,510	17,640,242
PACCAR, Inc.	197,539	17,434,792
		44,903,877
Media — 1.4%
Fox Corp., Class B	738,494	25,308,189
Multi-Utilities — 1.4%
NorthWestern Corp.	454,203	25,962,243
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	167,193	23,493,960
Oil, Gas and Consumable Fuels — 3.6%
ConocoPhillips	355,284	25,644,399
Devon Energy Corp.	540,554	23,811,404
Pioneer Natural Resources Co.	91,652	16,669,666
		66,125,469
Paper and Forest Products — 1.5%
Mondi plc	1,076,733	26,707,187
Road and Rail — 0.7%
Heartland Express, Inc.	760,025	12,783,621
Software — 1.7%
CDK Global, Inc.	289,376	12,078,554
Open Text Corp.	403,466	19,156,566
		31,235,120
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	152,669	36,622,240
Technology Hardware, Storage and Peripherals — 1.4%
HP, Inc.	694,629	26,166,674
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.	685,849	7,770,669
Trading Companies and Distributors — 2.1%
Beacon Roofing Supply, Inc.(1)	175,657	10,073,929
MSC Industrial Direct Co., Inc., Class A	333,095	27,999,966
		38,073,895
TOTAL COMMON STOCKS (Cost $1,453,408,870)		1,833,469,851
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $7,322,952), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $7,177,775)		7,177,769

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $24,415,812), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $23,937,020)		23,937,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,211,621	6,211,621
TOTAL TEMPORARY CASH INVESTMENTS (Cost $37,326,390)		37,326,390
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $1,490,735,260)		1,870,796,241
OTHER ASSETS AND LIABILITIES — (2.4)%		(43,885,631)
TOTAL NET ASSETS — 100.0%		$1,826,910,610

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,398,135	EUR	40,975,083	Credit Suisse AG	3/31/22	$(337,185)
USD	1,627,382	EUR	1,436,069	Credit Suisse AG	3/31/22	(10,568)
USD	37,602,430	GBP	28,439,075	JPMorgan Chase Bank N.A.	3/31/22	(876,539)
USD	2,055,806	GBP	1,524,995	JPMorgan Chase Bank N.A.	3/31/22	(7,561)
JPY	62,231,385	USD	547,875	Bank of America N.A.	3/31/22	(6,458)
USD	14,937,503	JPY	1,694,921,174	Bank of America N.A.	3/31/22	191,580
USD	347,020	JPY	39,662,082	Bank of America N.A.	3/31/22	1,957
USD	377,292	JPY	43,258,207	Bank of America N.A.	3/31/22	942
USD	11,147,183	NOK	100,907,309	UBS AG	3/31/22	(292,448)
USD	671,708	NOK	5,928,494	UBS AG	3/31/22	(392)
						$(1,336,672)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	25,491,503	19,722,064	—
Auto Components	27,274,066	8,753,967	—
Food and Staples Retailing	13,579,410	26,010,959	—
Food Products	78,359,556	14,271,101	—
Hotels, Restaurants and Leisure	9,509,712	18,539,666	—
Machinery	43,660,152	1,243,725	—
Paper and Forest Products	—	26,707,187	—
Other Industries	1,520,346,783	—	—
Temporary Cash Investments	6,211,621	31,114,769	—
	1,724,432,803	146,363,438	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	194,479	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,531,151	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.